Consolidated Statements of Changes in Shareholders' Equity/ (Deficit) - BRL (R$)	Total	Capital Units [Member]	Share issue costs [Member]	Capital Reserves [Member]	Obligations in equity instruments [Member]	Treasury Shares [Member]	Accumulated losses [Member]	Other comprehensive income (loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]
Beginning balance at Jan. 01, 2015	R$ 27,153,077,000	R$ 21,438,220,000	R$ (309,592,000)	R$ 17,640,287,000	R$ (2,894,619,000)	R$ (2,367,552,000)	R$ (7,993,945,000)	R$ 131,081,000	R$ 25,643,880,000	R$ 1,509,197,000
Acquisition of interests - TMARPart (Note 1)	116,603,000			122,412,000			(5,809,000)		116,603,000
Capital increase		154,000		(154,000)
Share exchange costs	(135,351,000)		(135,351,000)						(135,351,000)
Obligations in equity instruments	(268,921,000)				(268,921,000)				(268,921,000)
Exchange for treasury shares					3,163,540,000	(3,163,540,000)
Net income (loss) for the year	(10,794,183,000)						(10,381,490,000)		(10,381,490,000)	(412,693,000)
Other comprehensive income (loss)	(646,933,000)							(740,976,000)	(740,976,000)	94,043,000
Ending balance at Dec. 31, 2015	11,017,306,000	21,438,374,000	(444,943,000)	17,762,545,000		(5,531,092,000)	(22,788,230,000)	(609,895,000)	9,826,759,000	1,190,547,000
Restatement adjustments to prior years	(4,406,986,000)						(4,406,986,000)		(4,406,986,000)
Beginning balance	22,746,091,000	21,438,220,000	(309,592,000)	17,640,287,000	R$ (2,894,619,000)	(2,367,552,000)	(12,400,931,000)	131,081,000	21,236,894,000	1,509,197,000
Net income (loss) for the year	(15,679,742,000)						(15,502,132,000)		(15,502,132,000)	(177,610,000)
Other comprehensive income (loss)	(686,858,000)							(464,917,000)	(464,917,000)	(221,941,000)
Ending balance at Dec. 31, 2016	(5,349,294,000)	21,438,374,000	(444,943,000)	17,762,545,000		(5,531,092,000)	(38,290,362,000)	(1,074,812,000)	(6,140,290,000)	790,996,000
Capital increase	4,000,000,000
Net income (loss) for the year	(4,027,661,000)						(3,736,518,000)		(3,736,518,000)	(291,143,000)
Other comprehensive income (loss)	(307,106,000)							(100,709,000)	(100,709,000)	(206,397,000)
Ending balance at Dec. 31, 2017	R$ (9,684,061,000)	R$ 21,438,374,000	R$ (444,943,000)	R$ 17,762,545,000		R$ (5,531,092,000)	R$ (42,026,880,000)	R$ (1,175,521,000)	R$ (9,977,517,000)	R$ 293,456,000